Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Maturity Lease Obligations	The maturity of the Company’s lease obligations is presented below:
Twelve Months Ending December 31,	Operating Lease Amount		Operating Lease Amount
	RMB		USD
2023	447,365	*	63,163
2024	-		-
2025	-		-
2026	-		-
2027	-		-
Total lease payments	447,365		63,163
Less: Interest	(14,891)		(2,102)
Present value of lease liabilities	432,474		61,061

*	Include the operating leases with a term less than one year.